Share-Based Payments - Summary of Details of Share Based Payment Arrangement BSA 2010 (Detail)					12 Months Ended
	Sep. 06, 2018	Nov. 19, 2015 yr	Mar. 24, 2015 yr	Jun. 24, 2011 EUR (€) shares $ / shares	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date		11/19/2025	3/24/2025
Number of options granted
Expected volatility		51.00%	36.00%
Average life of BSA (in years) | yr		5	5
Expected dividends	0.00%	0.00%	0.00%
0.5 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				6 months
Plan expiration date				11/22/2021
Number of options granted				2,000
Share entitlement per BSA				15
Exercise price (in euros)				77
Grant date share fair value (in euros) | €				€ 77
Expected volatility				40.00%
Average life of BSA (in years)				5.5
Discount rate				2.55%
Expected dividends				0.00%
Fair value per BSA (in euros) | $ / shares				€ 31.15
1.5 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				1 year 6 months
Plan expiration date				11/22/2021
Number of options granted				2,000
Share entitlement per BSA				15
Exercise price (in euros)				77
Grant date share fair value (in euros) | €				€ 77
Expected volatility				40.00%
Average life of BSA (in years)				6
Discount rate				2.68%
Expected dividends				0.00%
Fair value per BSA (in euros) | $ / shares				€ 32.7
2.5 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				2 years 6 months
Plan expiration date				11/22/2021
Number of options granted				2,000
Share entitlement per BSA				15
Exercise price (in euros)				77
Grant date share fair value (in euros) | €				€ 77
Expected volatility				40.00%
Average life of BSA (in years)				6.5
Discount rate				2.68%
Expected dividends				0.00%
Fair value per BSA (in euros) | $ / shares				€ 34.02
3.5 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				3 years 6 months
Plan expiration date				11/22/2021
Number of options granted				2,000
Share entitlement per BSA				15
Exercise price (in euros)				77
Grant date share fair value (in euros) | €				€ 77
Expected volatility				40.00%
Average life of BSA (in years)				7
Discount rate				2.87%
Expected dividends				0.00%
Fair value per BSA (in euros) | $ / shares				€ 35.57